Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Minimum lease commitments (including estimated operating expenses) under non-cancelable leases, including commitments associated with facilities exited as part of the Company's restructuring plans, as of December 31, 2012 are as follows:

Year Ending December 31,	Operating Leases
(in thousands)
2013	$37,360
2014	29,018
2015	21,217
2016	17,578
2017	18,972
Thereafter	56,411
Total minimum lease payments, including estimated operating expenses	180,556
Less aggregate contracted sublease income	(10,042)
$170,514

Schedule of Long-term Purchase Commitments
The following table summarizes commitments under these agreements as of December 31, 2012 (in thousands):

Year Ending December 31,
2013	$51,663
2014	30,184
2015	15,769
2016	7,788
2017	1,443
Thereafter	49
Total	$106,896